UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Capital LF Group, LLC

Address:  401 City Avenue
          Suite 800
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404

Signature, Place and Date of Signing:

/s/ Leon Frenkel            Bala Cynwyd, Pennsylvania       February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:  $231,890
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                                            MARKET
                                                            VALUE      SHRS OR     SH/  PUT/  INVSMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS         CUSIP      (x 1000s)  PRN AMT     PRN  CALL  DSCRTN   MGRS   SOLE      SHRD   NONE
--------------                     -----         -----      ---------   -------     ---  ----  ------  -----   ----     ----   ----
AES TR PFD                         PFD CV6.75%   00808N202    5,018        101,675   SH        SOLE            101,675
AMERICAN INTERNATIONAL GROUP          COM        026874107   24,270        369,571   SH        SOLE            369,571
ARRIS GROUP INC                       COM        04269Q100    1,768        251,077   SH        SOLE            251,077
BLOCKBUSTER, INC                      CLA        093679108    5,299        555,453   SH        SOLE            555,453
CENTILLIUM COMMUNICATIONS INC         COM        152319109    1,168        480,753   SH        SOLE            480,753
CLEVELAND-CLIFFS INC                  COM        185896107   17,134        164,970   SH        SOLE            164,970
CONSECO INC                          COM NEW     208464883    8,964        449,306   SH        SOLE            449,306
CORINTHIAN COLLEGES INC               COM        218868107    1,769         93,852   SH        SOLE             93,852
EXIDE TECHNOLOGIES                   COM NEW     302051206    6,825        495,269   SH        SOLE            495,269
FORDING CANADIAN COAL TRUST          TR UNIT     345425102    7,090         91,901   SH        SOLE             91,901
GOODYEAR TIRE AND RUBBER  CO          COM        382550101    2,290        156,231   SH        SOLE            156,231
HAWAIIAN HOLDINGS INC                 COM        419879101   10,185      1,491,206   SH        SOLE          1,491,206
HOLLYWOOD ENTERTAINMENT CORP          COM        436141105    4,316        329,752   SH        SOLE            329,752
INPUT/OUTPUT INC                      COM        457652105      975        110,281   SH        SOLE            110,281
LSI LOGIC CORP                        COM        502161102      979        178,659   SH        SOLE            178,659
LUCENT TECHNOLOGIES              SOCV INC 8.00%  549463AK3   13,039     11,800,000   SH        SOLE         11,800,000
MCDATA CORP                           CL B       580031102   15,613      2,773,108   SH        SOLE          2,773,108
MCDERMOTT INTERNATIONAL INC           COM        580037109   10,240        557,734   SH        SOLE            557,734
MCI INC                               COM        552691107   10,140        502,950   SH        SOLE            502,950
MICROSOFT CORP                        COM        594918104    6,920        258,990   SH        SOLE            258,990
MILLICOM INTERNATIONAL
  CELLULAR SA                        SHS NEW     L6388F110   11,191        492,364   SH        SOLE            492,364
MPOWER HOLDING CORP                  COM NEW     62473L309    3,587      1,918,200   SH        SOLE          1,918,200
NETWOLVES CORP                        COM        64120V102      348        300,000   SH        SOLE            300,000
NOKIA CORP                           SPON ADR    654902204      760         48,520   SH        SOLE             48,520
NORTHWESTERN CORP                    COM NEW     668074305   16,599        592,811   SH        SOLE            592,811
NOVELL INC                            COM        670006105    1,977        292,900   SH        SOLE            292,900
PHARMACEUTICAL HOLDERS TRUST         DEP RCPT    71712A206   10,462        143,925   SH        SOLE            143,925
QUADRAMED CORP                        COM        74730W101    1,589        635,550   SH        SOLE            635,550
SEARS, ROEBUCK & CO                   COM        812387108    4,924         96,496   SH        SOLE             96,496
SUN HEALTHCARE GROUP INC              COM        866933401    3,626        393,700   SH        SOLE            393,700
TEXAS GENCO HOLDINGS INC              COM        882443104      278          5,924   SH        SOLE              5,924
HILFIGER TOMMY CORP                   ORD        G8915Z102    2,907        257,735   SH        SOLE            257,735
IONATRON INC.                         COM        462070103    2,651        233,968   SH        SOLE            233,968
US MOBILITY INC                       COM        90341G103    4,722        133,740   SH        SOLE            133,740
USG CORP                             COM NEW     903293405    3,017         74,925   SH        SOLE             74,925
VENDINGDATA CORP                     COM NEW     92261Q202      639        290,332   SH        SOLE            290,332
WALTER INDUSTRIES INC                 COM        93317Q105    3,875        114,875   SH        SOLE            114,875
WASHINGTON GROUP INTERNATIONAL INC    COM        938862208    4,735        114,789   SH        SOLE            114,789

                                                           231,890

03108.0001 #547527